Fair Value Measurements - Changes in fair value (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of redeemable convertible preferred stock warrants issued	$ 56,678	$ 1,503	$ 0	$ 0	$ 0
Redeemable Convertible Preferred Stock Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of liability, beginning of period	15,797	$ 4,028	4,028	488	41
Fair value of redeemable convertible preferred stock warrants issued				170	410
Change in fair value	56,655		13,272	3,370	37
Settlement of warrant liability upon exercise	(56,678)		(1,503)
Reclassification of unexercised warrants to additional paid in capital upon the IPO (unaudited)	(15,774)
Fair value of liability, end of period	0		15,797	$ 4,028	$ 488
Acquisition Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of liability, beginning of period	0
Addition from acquisition	7,704
Change in fair value	(7,704)
Fair value of liability, end of period	$ 0		$ 0